Document and Entity Information	9 Months Ended
Sep. 30, 2011
Document and Entity Information
Entity Registrant Name	Carbon Natural Gas Co
Entity Central Index Key	0000086264
Document Type	S-1
Document Period End Date	Sep. 30, 2011
Amendment Flag	true
Amendment Description
Current Fiscal Year End Date	--12-31
Entity Current Reporting Status	Yes
Entity Filer Category	Smaller Reporting Company